Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 13,462		$ 0
Lease Liabilities
Current	7,442		0
Non-current	5,801		0
Total lease liabilities	13,243		14,610
Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	8,785
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	4,677
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 13,462	$ 14,610	$ 14,610
Lease Liabilities
Current		7,967
Non-current		6,643
Total lease liabilities		14,610
IFRS 16 | Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets		9,398
IFRS 16 | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets		$ 5,212